Label	Element	Value
Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Global Growth Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Oppenheimer Global Growth Revenue ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Oppenheimer Global Growth Revenue ETF (the “Fund”) seeks to outperform the total return performance of the S&P Global Broad Market Index, the Fund’s benchmark index (the “Benchmark Index”).
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 2, 2017
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	304.06%
Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through December 2, 2017 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the OFI Revenue Weighted Global Growth Index™ (the “Underlying Index”). The Underlying Index is constructed by identifying the top five developed market (including the United States) and top five emerging market countries represented in the Benchmark Index with the highest gross domestic product (“GDP”) growth (as measured by the 1-year trailing GDP growth rates as of the most recent two quarters). Each country will represent 10% of the Underlying Index. Once those ten countries are identified, the top ten securities in the Benchmark Index from each of those countries are identified according to revenue earned by the companies. Those securities are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index is reconstituted quarterly according to the constituent countries’ GDP growth and revenue weightings as of the previous quarter.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including common shares traded on local exchanges, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”)) of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. The Fund may invest in securities of companies of any market capitalization, including small and medium capitalization companies. The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (including common shares traded on local exchanges, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”)) of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Emerging Markets Risk The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the NYSE Arca, Inc. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Portfolio Turnover Risk Because the Fund is reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Risk, Lose Money	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance history will be available after the Fund has been in operation for a full calendar year. While the Fund’s past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund’s returns, is available by calling the toll-free number on the back of the prospectus and on the Fund’s website at: https://www.revenueshares.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.revenueshares.com.
Oppenheimer Revenue Weighted ETF Trust Fund | Oppenheimer Global Growth Revenue ETF | Oppenheimer Global Growth Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	5.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.43%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.89%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.54%	[1]
1 Year	rr_ExpenseExampleYear01	$ 65
3 Years	rr_ExpenseExampleYear03	1,142
5 Years	rr_ExpenseExampleYear05	2,461
10 Years	rr_ExpenseExampleYear10	$ 5,598

[1]	Expenses have been restated to reflect current fees.
[2]	Oppenheimer Revenue Weighted ETF Trust (the "Trust") and VTL Associates, LLC, the Fund's investment adviser, ("VTL" or "Management") have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding 0.54% of average daily net assets. This agreement will remain in effect and will be contractually binding through December 2, 2017, unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of any recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.